Commitments and Contingencies	12 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Commitments and Contingencies

19 – COMMITMENTS AND CONTINGENCIES

OPERATING LEASE COMMITMENTS

The Company has the following financial commitments related to minimum rent expenses for facilities:

$
2016	37,496
2017	37,496
2018	37,496
2019	37,496
2020	15,623
Total	165,606

For the year ended March 31, 2016, facilities expense was $94,766 ($116,540 for the year ended March 31, 2015 and $122,227 for the year ended March 31, 2014). The lease was renewed for 5 years and 2 months on March 21, 2016.

OTHER

The Company is committed to pay an unrelated third party $75,000 upon the listing of ZIM Corporation’s common shares on a national securities exchange.